Summary Of Significant Accounting Policies - Schedule of the calculation of basic and diluted net income per common stock (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income, as adjusted	$ (338,851)	$ (1,048,724)	$ 802,803	$ 2,070,528	$ (1,387,575)	$ 2,873,331	$ 2,821,459	$ 886,918
Redeemable common stock [Member]
Numerator:
Allocation of net income, as adjusted							$ 1,693,350
Denominator:
Weighted average shares outstanding, basic							11,257,894	28,438,356
Weighted average shares outstanding, diluted							11,257,894	28,438,356
Basic and diluted net (loss) income per share, basic							$ 0.15
Basic and diluted net (loss) income per share, diluted							$ 0.15
Nonredeemable common stock [Member]
Numerator:
Allocation of net income, as adjusted							$ 1,128,109
Denominator:
Weighted average shares outstanding, basic							7,500,000
Weighted average shares outstanding, diluted							7,500,000
Basic and diluted net (loss) income per share, basic							$ 0.15
Basic and diluted net (loss) income per share, diluted							0.15
Common Class A [Member]
Numerator:
Allocation of net income, as adjusted								$ 701,826
Denominator:
Weighted average shares outstanding, basic								28,438,356
Weighted average shares outstanding, diluted								28,438,356
Basic and diluted net (loss) income per share, basic							0.15	$ 0.02
Basic and diluted net (loss) income per share, diluted							0.15	$ 0.02
Common Class A [Member] | Redeemable common stock [Member]
Numerator:
Allocation of net income, as adjusted	$ (27,689)		$ 729,242		$ (113,384)	$ 2,393,287
Denominator:
Weighted average shares outstanding, basic	667,391		14,706,653		667,391	22,311,080
Weighted average shares outstanding, diluted	667,391		14,706,653		667,391	22,311,080
Basic and diluted net (loss) income per share, basic	$ (0.04)		$ 0.05		$ (0.17)	$ 0.11
Basic and diluted net (loss) income per share, diluted	$ (0.04)		$ 0.05		$ (0.17)	$ 0.11
Common Class B [Member]
Numerator:
Allocation of net income, as adjusted								$ 185,092
Denominator:
Weighted average shares outstanding, basic								7,500,000
Weighted average shares outstanding, diluted								7,500,000
Basic and diluted net (loss) income per share, basic							0.15	$ 0.02
Basic and diluted net (loss) income per share, diluted							$ 0.15	$ 0.02
Class A and Class B [Member] | Nonredeemable common stock [Member]
Numerator:
Allocation of net income, as adjusted	$ (311,162)		$ 73,561		$ (1,274,191)	$ 480,044
Denominator:
Weighted average shares outstanding, basic	7,500,000		1,483,517		7,500,000	4,475,139
Weighted average shares outstanding, diluted	7,500,000		1,483,517		7,500,000	4,475,139
Basic and diluted net (loss) income per share, basic	$ (0.04)		$ 0.05		$ (0.17)	$ 0.11
Basic and diluted net (loss) income per share, diluted	$ (0.04)		$ 0.05		$ (0.17)	$ 0.11